Supplement to the
Fidelity® Blue Chip Growth Fund, Fidelity® Dividend Growth Fund, Fidelity® Growth & Income Portfolio, Fidelity® Leveraged Company Stock Fund, Fidelity® Low-Priced Stock Fund, Fidelity® OTC Portfolio and Fidelity® Value Discovery Fund
Class K
September 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Ramona Persaud serves as lead portfolio manager of Fidelity® Dividend Growth Fund. Gordon Scott serves as co-manager of Fidelity® Dividend Growth Fund.

James Harmon no longer serves as co-manager of Fidelity® Low-Priced Stock Fund. Sam Chamovitz and Salim Hart serve as co-managers of Fidelity® Low-Priced Stock Fund.

The following information supplements similar information for Fidelity® Dividend Growth Fund found in the "Management Contracts" section.

Gordon Scott is co-manager of Fidelity® Dividend Growth Fund and receives compensation for his services. As of April 30, 2017, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager’s bonus are based on the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portion of the portfolio manager’s bonus that is linked to the investment performance of Fidelity® Dividend Growth Fund is based on the fund’s pre-tax investment performance measured against the S&P 500® Index, and the fund’s pre-tax investment performance (based on the performance of the fund’s retail class) within the Morningstar® Large Blend Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Scott as of April 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$10,509	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$8,817	none	none

* Includes Fidelity® Dividend Growth Fund ($7,441 (in millions) assets managed with performance-based advisory fees).

As of April 30, 2017, the dollar range of shares of Fidelity® Dividend Growth Fund beneficially owned by Mr. Scott was none.

The following information supplements information for Fidelity® Leveraged Company Stock Fund found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. Notkin as of September 30, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$21,564	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Leveraged Company Stock Fund ($3,314 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of September 30, 2016, the dollar range of shares of Fidelity® Leveraged Company Stock Fund beneficially owned by Mr. Notkin was none.

The following information supplements similar information for Fidelity® Low-Priced Stock Fund found in the "Management Contracts" section.

Samuel Chamovitz and Salim Hart serve as co-managers of Fidelity® Low-Priced Stock Fund and each receives compensation for his services. As of April 30, 2017, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager’s bonus are based on the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account, and (ii) (for Mr. Hart only) the investment performance of other FMR funds and accounts. The pre-tax investment performance of each portfolio manager’s fund(s) and account(s) is weighted according to his or her tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his or her tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his or her tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. A smaller, subjective component of each portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portion of each portfolio manager’s bonus that is linked to the investment performance of Fidelity® Low-Priced Stock Fund is based on the fund’s pre-tax investment performance measured against the Russell 2000® Index, and the fund’s pre-tax investment performance within the Morningstar® Small Blend Category. Another component of Mr. Chamovitz’s bonus is based on the pre-tax investment performance of the portion of the fund’s assets he manages measured against the MSCI All Country World Small Cap (Net) Index, and the pre-tax investment performance of the portion of the fund’s assets he manages within the Lipper International Small Cap Average. Another component of Mr. Hart’s bonus is based on the pre-tax investment performance of the portion of the fund’s assets he manages measured against the Russell 2000® Index, and the pre-tax investment performance of the portion of the fund’s assets he manages within the Morningstar® Small Blend Category.

Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Chamovitz as of April 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$1,821	$61	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$1,821	none	none

* Includes Fidelity® Low-Priced Stock Fund ($498 (in millions) assets managed with performance-based advisory fees).

As of February April 30, 2017, the dollar range of shares of Fidelity® Low-Priced Stock Fund beneficially owned by Mr. Chamovitz was $100,001 - $500,000.

The following table provides information relating to other accounts managed by Mr. Hart as of April 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	2	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$662	$1,316	$2
Assets Managed with Performance-Based Advisory Fees (in millions)	$662	none	none

* Includes Fidelity® Low-Priced Stock Fund ($662 (in millions) assets managed with performance-based advisory fees).

As of April 30, 2017, the dollar range of shares of Fidelity® Low-Priced Stock Fund beneficially owned by Mr. Hart was $10,001 - $50,000.

K-COM7B-17-01 1.881213.113	June 22, 2017

Supplement to the
Fidelity® Dividend Growth Fund, Fidelity® Growth & Income Portfolio, Fidelity® Leveraged Company Stock Fund, Fidelity® Low-Priced Stock Fund, Fidelity® OTC Portfolio, Fidelity® Real Estate Income Fund and Fidelity® Value Discovery Fund
September 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Ramona Persaud serves as lead portfolio manager of Fidelity® Dividend Growth Fund. Gordon Scott serves as co-manager of Fidelity® Dividend Growth Fund.

James Harmon no longer serves as co-manager of Fidelity® Low-Priced Stock Fund. Sam Chamovitz and Salim Hart serve as co-managers of Fidelity® Low-Priced Stock Fund.

The following information supplements similar information for Fidelity® Dividend Growth Fund found in the "Management Contracts" section.

Gordon Scott is co-manager of Fidelity® Dividend Growth Fund and receives compensation for his services. As of April 30, 2017, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager’s bonus are based on the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portion of the portfolio manager’s bonus that is linked to the investment performance of Fidelity® Dividend Growth Fund is based on the fund’s pre-tax investment performance measured against the S&P 500® Index, and the fund’s pre-tax investment performance (based on the performance of the fund’s retail class) within the Morningstar® Large Blend Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Scott as of April 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$10,509	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$8,817	none	none

* Includes Fidelity® Dividend Growth Fund ($7,441 (in millions) assets managed with performance-based advisory fees).

As of April 30, 2017, the dollar range of shares of Fidelity® Dividend Growth Fund beneficially owned by Mr. Scott was none.

The following information supplements information for Fidelity® Leveraged Company Stock Fund found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. Notkin as of September 30, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$21,564	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Leveraged Company Stock Fund ($3,314 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of September 30, 2016, the dollar range of shares of Fidelity® Leveraged Company Stock Fund beneficially owned by Mr. Notkin was none.

The following information supplements similar information for Fidelity® Low-Priced Stock Fund found in the "Management Contracts" section.

Samuel Chamovitz and Salim Hart serve as co-managers of Fidelity® Low-Priced Stock Fund and each receives compensation for his services. As of April 30, 2017, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager’s bonus are based on the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account, and (ii) (for Mr. Hart only) the investment performance of other FMR funds and accounts. The pre-tax investment performance of each portfolio manager’s fund(s) and account(s) is weighted according to his or her tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his or her tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his or her tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. A smaller, subjective component of each portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portion of each portfolio manager’s bonus that is linked to the investment performance of Fidelity® Low-Priced Stock Fund is based on the fund’s pre-tax investment performance measured against the Russell 2000® Index, and the fund’s pre-tax investment performance within the Morningstar® Small Blend Category. Another component of Mr. Chamovitz’s bonus is based on the pre-tax investment performance of the portion of the fund’s assets he manages measured against the MSCI All Country World Small Cap (Net) Index, and the pre-tax investment performance of the portion of the fund’s assets he manages within the Lipper International Small Cap Average. Another component of Mr. Hart’s bonus is based on the pre-tax investment performance of the portion of the fund’s assets he manages measured against the Russell 2000® Index, and the pre-tax investment performance of the portion of the fund’s assets he manages within the Morningstar® Small Blend Category.

Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Chamovitz as of April 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$1,821	$61	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$1,821	none	none

* Includes Fidelity® Low-Priced Stock Fund ($498 (in millions) assets managed with performance-based advisory fees).

As of February April 30, 2017, the dollar range of shares of Fidelity® Low-Priced Stock Fund beneficially owned by Mr. Chamovitz was $100,001 - $500,000.

The following table provides information relating to other accounts managed by Mr. Hart as of April 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	2	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$662	$1,316	$2
Assets Managed with Performance-Based Advisory Fees (in millions)	$662	none	none

* Includes Fidelity® Low-Priced Stock Fund ($662 (in millions) assets managed with performance-based advisory fees).

As of April 30, 2017, the dollar range of shares of Fidelity® Low-Priced Stock Fund beneficially owned by Mr. Hart was $10,001 - $50,000.

PSTSB-17-01 1.798487.124	June 22, 2017